CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Income before taxation for the period		$ 29,922	$ 32,627	$ 64,815
Adjustment for:
Interest expense (net)		2,415	2,360	2,135
Depreciation, depletion and amortisation		26,872	31,290	18,529
Exploration well write-offs		1,622	868	881
Net losses/(gains) on sale and revaluation of non-current assets and businesses		288	(246)	(642)
Share of profit of joint ventures and associates		(2,993)	(3,725)	(3,972)
Dividends received from joint ventures and associates		3,632	3,674	4,398
Decrease/(increase) in inventories		1,273	6,325	(8,360)
Decrease/(increase) in current receivables		6,578	12,401	(8,989)
(Decrease)/increase in current payables [A]	[1]	(5,789)	(11,581)	12,329
Derivative financial instruments		2,484	(5,723)	(2,619)
Retirement benefits		(326)	(37)	417
Decommissioning and other provisions	[1]	(828)	220	(379)
Other		1,539	(550)	2,991
Tax paid		(12,002)	(13,712)	(13,120)
Cash flow from operating activities		54,687	54,191	68,414
Cash capital expenditure		(21,085)	(24,392)	(24,833)
Capital expenditure		(19,601)	(22,993)	(22,600)
Investments in joint ventures and associates		(1,404)	(1,202)	(1,973)
Investments in equity securities		(80)	(197)	(260)
Proceeds from sale of property, plant and equipment and businesses		1,621	2,565	1,431
Proceeds from joint ventures and associates from sale, capital reduction and repayment of long-term loans		590	474	511
Proceeds from sale of equity securities		582	51	117
Interest received		2,399	2,124	906
Other investing cash inflows		4,576	4,269	2,060
Other investing cash outflows		(3,838)	(2,825)	(2,640)
Cash flow from investing activities		(15,155)	(17,734)	(22,448)
Net (decrease)/increase in debt with maturity period within three months		(310)	(211)	318
Other debt:
New borrowings		363	1,029	269
Repayments		(9,672)	(10,650)	(8,459)
Interest paid		(4,557)	(4,441)	(3,677)
Derivative financial instruments		(594)	723	(1,799)
Change in non-controlling interest		(15)	(22)	(1,965)
Cash dividends paid to:
Shell plc shareholders		(8,668)	(8,393)	(7,405)
Non-controlling interest		(295)	(764)	(206)
Repurchases of shares		(13,898)	(14,617)	(18,437)
Shares held in trust: net purchases and dividends received		(789)	(889)	(593)
Cash flow from financing activities		(38,435)	(38,235)	(41,954)
Effects of exchange rate changes on cash and cash equivalents		(761)	306	(736)
(Decrease)/increase in cash and cash equivalents		336	(1,472)	3,276
Cash and cash equivalents at beginning of year		38,774	40,246	36,970
Cash and cash equivalents at end of year		$ 39,110	$ 38,774	$ 40,246

[1]	To further enhance consistency between working capital in the Balance Sheet and the Statement of Cash Flows, from January 1, 2024, onwards movements in current other provisions are recognised in 'Decommissioning and other provisions' instead of '(Decrease)/increase in current payables'. Comparatives have been reclassified accordingly for 2023 by $693 million and for 2022 by $414 million to conform with current year presentation.